SUPPLEMENTARY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of supplementary financial information [abstract]
SUPPLEMENTARY FINANCIAL INFORMATION
NOTE 13 - SUPPLEMENTARY FINANCIAL INFORMATION:

	December 31,
	2018	2017
	U.S. dollars in thousands
a. Other current assets:
Prepaid expenses	109	489
Restricted deposits	21	23
Other	90	159
	220	671

	December 31,
	2018	2017
	U.S. dollars in thousands
b. Accounts payable - other:
Employees and employees related	120	215
Provision for vacation	215	214
Accrued expenses and other	755	995
	1,090	1,424